Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Future of Energy Fund, Inc.
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class A
Trading Symbol	MLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -8.04% total return in the six months ended May 31, 2025, compared with the Linked Index,[1] which returned -13.05%, and the MSCI World Index - net, which returned 2.21%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index,[1] in part due to the timing of an overweight allocation to Expand Energy Corp., which rose significantly while held in the portfolio. A non-investment in Texas Pacific Land also contributed to relative performance, as the stock had a sizable decline. An underweight and stock selection in the oilfield services & equipment sector aided performance as well, as did an out-of-index allocation to gas utilities.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings underperformed as a group. Stock selection in the refining & marketing sector also hindered performance, mostly due to the timing of an allocation to Valero Energy. An out-of-index position in electrical power equipment companies further detracted from performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the six months ended May 31, 2025.

Top contributors	Top detractors
Exploration & production	Renewable Energy Equipment
Oilfield Services & Equipment	Refining & Marketing
Gas Utilities	Electrical Power Equipment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	-7.34%	15.16%	1.28%
Without sales charge	-2.98%	16.23%	1.75%
Linked Index[1]	-9.41%	14.00%	2.91%
MSCI World Index - net	13.72%	14.18%	9.93%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 117,210,700
Holdings Count | shares	40
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2025)
Net assets	$117,210,700
Number of portfolio holdings (excluding derivatives)	40
Portfolio turnover rate[3]	76%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2025)

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Sector diversification[4,6]	(%)
Exploration & Production	22.8%
Midstream - Oil & Gas	17.2%
Integrated Oils	16.8%
Refining & Marketing	9.6%
Integrated Electric Utilities	7.6%
Power Generation	5.9%
Renewable Energy Equipment	5.7%
Oilfield Services & Equipment	3.2%
Base Metals	2.9%
Other (includes short-term Investments)	8.3%

Country diversification[4,6]	(%)
United States	66.2%
Canada	19.5%
Germany	4.4%
Denmark	3.5%
Italy	2.3%
Portugal	2.1%
Netherlands	1.3%
Other (includes short-term Investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class C
Trading Symbol	MLOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$91	1.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -8.37% total return in the six months ended May 31, 2025, compared with the Linked Index,[1] which returned -13.05%, and the MSCI World Index - net, which returned 2.21%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index,[1] in part due to the timing of an overweight allocation to Expand Energy Corp., which rose significantly while held in the portfolio. A non-investment in Texas Pacific Land also contributed to relative performance, as the stock had a sizable decline. An underweight and stock selection in the oilfield services & equipment sector aided performance as well, as did an out-of-index allocation to gas utilities.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings underperformed as a group. Stock selection in the refining & marketing sector also hindered performance, mostly due to the timing of an allocation to Valero Energy. An out-of-index position in electrical power equipment companies further detracted from performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the six months ended May 31, 2025.

Top contributors	Top detractors
Exploration & production	Renewable Energy Equipment
Oilfield Services & Equipment	Refining & Marketing
Gas Utilities	Electrical Power Equipment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	-4.63%[2]	15.46%	1.09%
Without sales charge	-3.67%	15.46%	1.09%
Linked Index[1]	-9.41%	14.00%	2.91%
MSCI World Index - net	13.72%	14.18%	9.93%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 117,210,700
Holdings Count | shares	40
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2025)
Net assets	$117,210,700
Number of portfolio holdings (excluding derivatives)	40
Portfolio turnover rate[3]	76%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2025)

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Sector diversification[4,6]	(%)
Exploration & Production	22.8%
Midstream - Oil & Gas	17.2%
Integrated Oils	16.8%
Refining & Marketing	9.6%
Integrated Electric Utilities	7.6%
Power Generation	5.9%
Renewable Energy Equipment	5.7%
Oilfield Services & Equipment	3.2%
Base Metals	2.9%
Other (includes short-term Investments)	8.3%

Country diversification[4,6]	(%)
United States	66.2%
Canada	19.5%
Germany	4.4%
Denmark	3.5%
Italy	2.3%
Portugal	2.1%
Netherlands	1.3%
Other (includes short-term Investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class I
Trading Symbol	MLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.88% total return in the six months ended May 31, 2025, compared with the Linked Index,[1] which returned -13.05%, and the MSCI World Index - net, which returned 2.21%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index,[1] in part due to the timing of an overweight allocation to Expand Energy Corp., which rose significantly while held in the portfolio. A non-investment in Texas Pacific Land also contributed to relative performance, as the stock had a sizable decline. An underweight and stock selection in the oilfield services & equipment sector aided performance as well, as did an out-of-index allocation to gas utilities.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings underperformed as a group. Stock selection in the refining & marketing sector also hindered performance, mostly due to the timing of an allocation to Valero Energy. An out-of-index position in electrical power equipment companies further detracted from performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the six months ended May 31, 2025.

Top contributors	Top detractors
Exploration & production	Renewable Energy Equipment
Oilfield Services & Equipment	Refining & Marketing
Gas Utilities	Electrical Power Equipment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2025)
	1 Year	5 Years	10 Years
Class I2	-2.67%	16.66%	2.11%
Linked Index[1]	-9.41%	14.00%	2.91%
MSCI World Index - net	13.72%	14.18%	9.93%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 117,210,700
Holdings Count | shares	40
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2025)
Net assets	$117,210,700
Number of portfolio holdings (excluding derivatives)	40
Portfolio turnover rate[3]	76%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2025)

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Sector diversification[4,6]	(%)
Exploration & Production	22.8%
Midstream - Oil & Gas	17.2%
Integrated Oils	16.8%
Refining & Marketing	9.6%
Integrated Electric Utilities	7.6%
Power Generation	5.9%
Renewable Energy Equipment	5.7%
Oilfield Services & Equipment	3.2%
Base Metals	2.9%
Other (includes short-term Investments)	8.3%

Country diversification[4,6]	(%)
United States	66.2%
Canada	19.5%
Germany	4.4%
Denmark	3.5%
Italy	2.3%
Portugal	2.1%
Netherlands	1.3%
Other (includes short-term Investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class R
Trading Symbol	MLORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$67	1.40%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -8.09% total return in the six months ended May 31, 2025, compared with the Linked Index,[1] which returned -13.05%, and the MSCI World Index - net, which returned 2.21%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index,[1] in part due to the timing of an overweight allocation to Expand Energy Corp., which rose significantly while held in the portfolio. A non-investment in Texas Pacific Land also contributed to relative performance, as the stock had a sizable decline. An underweight and stock selection in the oilfield services & equipment sector aided performance as well, as did an out-of-index allocation to gas utilities.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings underperformed as a group. Stock selection in the refining & marketing sector also hindered performance, mostly due to the timing of an allocation to Valero Energy. An out-of-index position in electrical power equipment companies further detracted from performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the six months ended May 31, 2025.

Top contributors	Top detractors
Exploration & production	Renewable Energy Equipment
Oilfield Services & Equipment	Refining & Marketing
Gas Utilities	Electrical Power Equipment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2025)
	1 Year	5 Years	10 Years
Class R2	-3.17%	16.08%	1.59%
Linked Index[1]	-9.41%	14.00%	2.91%
MSCI World Index - net	13.72%	14.18%	9.93%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 117,210,700
Holdings Count | shares	40
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2025)
Net assets	$117,210,700
Number of portfolio holdings (excluding derivatives)	40
Portfolio turnover rate[3]	76%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2025)

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Sector diversification[4,6]	(%)
Exploration & Production	22.8%
Midstream - Oil & Gas	17.2%
Integrated Oils	16.8%
Refining & Marketing	9.6%
Integrated Electric Utilities	7.6%
Power Generation	5.9%
Renewable Energy Equipment	5.7%
Oilfield Services & Equipment	3.2%
Base Metals	2.9%
Other (includes short-term Investments)	8.3%

Country diversification[4,6]	(%)
United States	66.2%
Canada	19.5%
Germany	4.4%
Denmark	3.5%
Italy	2.3%
Portugal	2.1%
Netherlands	1.3%
Other (includes short-term Investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class Z
Trading Symbol	MLOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -7.87% total return in the six months ended May 31, 2025, compared with the Linked Index,[1] which returned -13.05%, and the MSCI World Index - net, which returned 2.21%.

Stock selection in the exploration & production sector helped the Fund's relative performance in the period compared with the Linked Index,[1] in part due to the timing of an overweight allocation to Expand Energy Corp., which rose significantly while held in the portfolio. A non-investment in Texas Pacific Land also contributed to relative performance, as the stock had a sizable decline. An underweight and stock selection in the oilfield services & equipment sector aided performance as well, as did an out-of-index allocation to gas utilities.

The Fund's out-of-index allocation to renewable energy equipment companies detracted from relative performance, as these holdings underperformed as a group. Stock selection in the refining & marketing sector also hindered performance, mostly due to the timing of an allocation to Valero Energy. An out-of-index position in electrical power equipment companies further detracted from performance.

The Fund used derivatives in the form of forward foreign currency exchange contracts to manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts significantly detracted from the Fund's total return for the six months ended May 31, 2025.

Top contributors	Top detractors
Exploration & production	Renewable Energy Equipment
Oilfield Services & Equipment	Refining & Marketing
Gas Utilities	Electrical Power Equipment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of May 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	-2.67%	16.64%	2.12%
Linked Index[1]	-9.41%	14.00%	2.91%
MSCI World Index - net	13.72%	14.18%	9.93%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 117,210,700
Holdings Count | shares	40
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2025)
Net assets	$117,210,700
Number of portfolio holdings (excluding derivatives)	40
Portfolio turnover rate[3]	76%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2025)

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%

Sector diversification[4,6]	(%)
Exploration & Production	22.8%
Midstream - Oil & Gas	17.2%
Integrated Oils	16.8%
Refining & Marketing	9.6%
Integrated Electric Utilities	7.6%
Power Generation	5.9%
Renewable Energy Equipment	5.7%
Oilfield Services & Equipment	3.2%
Base Metals	2.9%
Other (includes short-term Investments)	8.3%

Country diversification[4,6]	(%)
United States	66.2%
Canada	19.5%
Germany	4.4%
Denmark	3.5%
Italy	2.3%
Portugal	2.1%
Netherlands	1.3%
Other (includes short-term Investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Energy Transfer LP	6.2%
Hess Corp.	6.2%
TC Energy Corp.	6.1%
Exxon Mobil Corp.	5.7%
Marathon Petroleum Corp.	5.4%
ConocoPhillips	5.2%
Canadian Natural Resources Ltd.	4.5%
Phillips 66	4.3%
Shell PLC	4.1%
First Solar, Inc.	3.6%